Other (Income) Expense - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other operating income [line items]
Proceeds relative to the Mercator Minerals bankruptcy		$ 1,000		$ 1,022
Fees for contract amendments and reconciliations			$ 248	9,424
Minto [member] | Capstone [member]
Disclosure of other operating income [line items]
Fees for contract amendments and reconciliations				$ 8,000
Primero Mining Corp [member]
Disclosure of other operating income [line items]
Guarantee fee as percentage of outstanding loan in connection with guarantee and extensions of guarantee	5.00%